                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
-------------------------------------------------------------------------------

                             MFS SERIES TRUST VIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) GLOBAL GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.6%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               47,520           $  2,965,248
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                             29,540           $    732,592
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                                      19,370              3,245,442
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,978,034
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                 269,130           $  2,003,551
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                              58,500              4,865,347
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                             438,000              2,051,541
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,920,439
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                               51,200           $  2,723,328
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                 109,000              4,135,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,858,472
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                        65,000           $  3,982,191
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.^                                                                                        45,350              3,275,053
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                67,580              3,716,900
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC*                                                                        178,600              2,405,221
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     87,297              3,797,419
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC*                                                                                    153,020              2,469,166
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                      80,210              4,087,223
---------------------------------------------------------------------------------------------------------------------------------
Nedcor Ltd.                                                                                        331,700              4,288,137
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                    90,366              2,692,524
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  532,000              2,861,336
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                             223,630              4,366,106
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                      33,230              2,154,180
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              64,699              5,317,932
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 45,413,388
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                        47,200           $  3,764,200
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                      32,960              2,452,554
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                              36,500              1,635,565
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,852,319
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^*                                                                      111,332           $  2,197,648
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            61,900              4,083,543
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes S.A                                                                                      3,015                 73,854
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                        58,890              2,015,557
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   71,380              2,390,516
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    143,720              3,684,981
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,446,099
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            51,380           $  4,152,532
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           41,050              4,412,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,564,586
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                               183,660           $  4,598,846
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                 57,560              4,647,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,246,816
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                        59,130           $  3,983,588
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 109,300              2,344,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,328,073
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                        70,120           $  2,081,863
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                          69,400              2,732,278
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      431,160              5,855,153
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    183,404              4,029,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,698,680
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        138,970           $  5,624,116
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR^                                                                            97,203           $  4,584,093
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                        249,140              1,457,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,041,381
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                 68,800           $  2,250,448
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               61,420              3,251,575
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              157,190              4,727,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,229,857
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Molex, Inc.^                                                                                        76,800           $  2,168,832
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                               55,190              2,135,301
---------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                         23,200              2,512,128
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                   65,700              3,598,851
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                            38,427              3,023,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,438,522
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                80,400           $  3,151,680
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                         85,000              4,184,606
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    56,400              2,915,880
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                      49,040              2,142,558
---------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                       47,500              2,300,980
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd.                                                                                    193,000              2,941,833
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                      157,600              4,281,154
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        15,340              8,432,572
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc.                                                                                111,000              2,174,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,525,796
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       7,537,000           $  5,233,682
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                        67,400              2,780,171
---------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                           292,580              4,734,219
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                               70,170              3,079,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,827,168
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                         82,064           $  5,406,376
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                         30,030              7,541,821
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,948,197
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc.^*                                                                                    69,830           $  2,363,746
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^*                                                                                     40,180           $  3,977,870
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          18,283              5,016,331
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       71,270              3,886,353
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,880,554
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                         119,600           $  4,450,316
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                      34,410           $  1,803,084
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                            73,500              2,396,995
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                     257,100              2,609,271
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,809,350
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        48,550           $  2,852,313
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              101,800              5,023,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,876,143
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                                      2,057,010           $  3,863,737
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                         92,560           $  3,867,157
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      119,940              3,998,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,865,957
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                              63,700           $  3,669,120
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                                100,310           $  1,705,722
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                  448,000              2,154,230
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                         66,480              2,659,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,519,101
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                         18,200           $  2,084,810
---------------------------------------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.^*                                                               120                    374
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                     73,400              3,959,196
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                 334,200              3,180,130
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                               10,920              2,341,392
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       28,890              3,134,758
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                              33,700              2,775,532
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,476,192
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                                                66,620           $  2,069,028
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.*                                                                                 332,730              4,933,311
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    149,200              4,857,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,860,291
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               293,100           $  5,612,865
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      86,100              3,400,089
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,012,954
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         184,100           $  2,520,329
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                            98,200              2,505,082
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,025,411
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                     98,260           $  4,420,980
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                     158,900              2,692,669
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     46,580              2,623,386
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  100,630              6,436,295
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    53,050              7,213,878
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                     57,680              4,993,094
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                           143,870              4,517,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,897,820
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC                                                                                  247,800           $  1,685,671
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                     584,940              4,642,691
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,328,362
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                                                    79,000           $  4,151,450
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                              249,000           $  2,399,133
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                       183,000              2,069,546
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                 19,907              3,538,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,006,973
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                               312,500           $  2,320,804
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                           87,280              3,114,473
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   34,900              2,311,078
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           103,173              2,856,354
---------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                                                        88,600              2,295,868
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     104,220              2,450,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,348,789
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               2,600,380           $  6,700,631
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                    44,529           $  1,928,687
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                       128,460              3,455,574
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                     453,604              7,644,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,028,419
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                                      151,770           $  3,872,360
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                         149,600              4,111,027
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,983,387
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $353,989,735)                                                                         $420,025,894
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                            140,100           $  4,358,511
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                                           2,798           $  2,220,152
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $4,596,301)                                                                 $  6,578,663
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       55,580,862           $ 55,580,862
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $414,166,898) ~                                                                  $482,185,419
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (13.2)%                                                                              (56,368,463)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $425,816,956
---------------------------------------------------------------------------------------------------------------------------------

+ Restricted security.
* Non-income producing security.
^ All or a portion of this security is on loan.

~ As of July 31, 2005 the fund had 11 securities representing $41,706,252 and 9.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

ADR = American Depository Receipt

Country Weightings
----------------------------------------------------
United States                                  37.4%
----------------------------------------------------
Japan                                          11.2%
----------------------------------------------------
Great Britain                                  11.1%
----------------------------------------------------
France                                          8.3%
----------------------------------------------------
Switzerland                                     5.4%
----------------------------------------------------
Brazil                                          3.4%
----------------------------------------------------
Spain                                           3.2%
----------------------------------------------------
Mexico                                          2.0%
----------------------------------------------------
South Korea                                     2.0%
----------------------------------------------------
Other                                          16.0%
----------------------------------------------------

Percentages as based on total net assets as of July 31, 2005.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 416,420,947
                                                                  =============
Gross unrealized appreciation                                     $  69,666,596
Gross unrealized depreciation                                       (3,902,124)
                                                                  -------------
      Net unrealized appreciation (depreciation)                  $  65,764,472
                                                                  =============

(2) Restricted Securities

At July 31, 2005 the fund owned the following restricted security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.49% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                       Date of
Description          Acquisition        Shares          Cost            Value
-------------------------------------------------------------------------------
Aber Diamond Corp.    12/07/2004        66,620       $2,377,602      $2,069,028

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) STRATEGIC INCOME FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.0%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $   1,000,000           $  1,001,250
---------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                                   870,000                866,737
---------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                                  445,000                445,000
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                          1,975,000              1,826,875
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                    445,000                502,850
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015#                                                                       945,000              1,006,425
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                     965,000              1,025,313
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                    890,000                823,675
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                                830,000                593,450
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                          1,645,000              1,562,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,654,325
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                          $     700,000           $    745,500
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                     $     400,000           $    367,947
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                           787,145                668,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,036,322
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                             $     435,000           $    488,288
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037#                                                               $   1,200,000           $  1,069,080
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., 6.0996%, 2045#                                                                        900,000                846,000
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7814%, 2029#                                                         790,000                715,299
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.2914%, 2026                                                   1,485,000              1,526,444
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                           3,640,000              3,708,382
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013#                                               2,000,000              2,012,069
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                148,000                147,226
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040#                                                                              400,000                380,606
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            1,050,000              1,002,750
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         550,000                550,437
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., FRN, 7.8618%, 2032                                                  385,000                423,300
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan Corp., 6.5%, 2014#                                                           700,000                601,781
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4002%, 2023#^                                                  6,223,905                769,747
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1108%, 2023^                                                   4,755,991                811,412
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.6976%, 2028^                                50,470,946              1,009,050
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                                   600,000                662,014
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           1,758,000              1,660,979
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                        430,000                450,699
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.3399%, 2014#^                                                 10,951,115                906,752
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                     2,500,000              2,601,567
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.4094%, 2013#                                 875,000                961,717
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.3362%, 2012#                                  1,800,000              1,994,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,812,217
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014#                                                               $     105,000           $     84,000
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                2,185,000              2,059,236
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     1,717,000              1,658,732
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                               2,698,000              2,434,945
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                           630,000                650,475
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                 219,000                245,280
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                    361,000                418,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,551,428
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                                 $   1,682,000           $  1,709,332
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049#                                                          962,000                954,752
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 5.59%, 2012#                                               800,000                778,000
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                      773,000                746,651
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 5.49%, 2010#                                                             1,082,000              1,084,705
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007#                                                      85,000                 92,140
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                      999,000              1,082,916
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014#                                                EUR      755,000                966,949
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014#                                                            $     667,000                669,501
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                 648,000                712,462
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#                                 1,187,000              1,407,092
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.25%, 2035#                                                                     647,000                645,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,849,883
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                   $     385,000           $    329,175
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                   $   1,580,000           $  1,264,000
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014#                                                      1,090,000              1,103,625
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                 1,634,000              1,683,020
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                                 420,000                429,450
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                  395,000                431,538
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                     714,000                681,870
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                               841,000              1,049,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,643,014
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                   $     735,000           $    778,452
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                 355,000                390,500
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                  665,000                647,544
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014#                                                 795,000                453,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,269,646
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                            $     650,000           $    682,500
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                 1,300,000              1,339,000
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                            1,060,000              1,062,650
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                        1,185,000              1,264,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,349,138
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                                                  $     900,000           $    949,500
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                         1,116,000              1,261,080
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               835,000                931,025
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                          438,000                452,235
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                  1,210,000              1,426,288
---------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR       70,000                 90,023
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                         $   1,340,000              1,519,225
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                             475,000                505,281
---------------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                                 605,000                449,969
---------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                                   545,000                541,594
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                        1,190,000              1,154,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,280,520
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                  $     760,000           $    826,719
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight, Inc., 6%, 2012                                                              $     715,000           $    716,787
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                         760,000                735,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,452,087
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                     $   1,435,000           $  1,578,500
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13%, 2010                                                                130,000                105,300
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 390,000                412,425
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                1,460,000              1,578,625
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                            900,000                729,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,403,850
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015#                                                      $   1,297,000           $  1,285,940
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                                  1,575,000              1,594,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,880,628
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                   $     790,000           $    813,700
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                    $   1,370,000           $  1,664,550
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034#                                                                         950,000              1,170,875
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                                   783,000                865,215
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 1,366,000              1,658,324
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022#                                                             1,020,000              1,275,550
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                791,000                989,176
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,623,690
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                         $   2,644,002           $  2,680,357
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                         2,190,000              2,264,460
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                                                            995,000                940,275
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 4.3125%, 2012                                                   2,085,203              2,020,145
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.005%, 2012                                                         3,115,000              2,442,549
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                                 254,000                327,660
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                                   645,000                803,025
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   823,000              1,031,631
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                                                   1,840,000              2,277,000
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 7.35%, 2025                                                                      102,000                101,337
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                             308,000                352,275
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                               866,000              1,084,665
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                    352,000                361,011
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                       196,000                188,895
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                     1,946,000              1,830,018
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                     4,360,000              3,815,000
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                    1,214,000              1,798,177
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5% to 2007, 7.5% to 2030                                                     1,267,000              1,404,850
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                        805,000              1,213,537
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                              1,078,000              1,165,318
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                              2,172,000              2,625,948
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                1,202,000              1,485,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,213,805
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                          $     860,000           $    930,950
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                              185,000                190,087
---------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75%, 2013#                                                        755,000                753,113
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                                665,000                665,000
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                      994,000              1,045,099
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                             665,000                696,588
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 6.5%, 2008                                                           647,000                669,688
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                                  665,000                718,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,668,725
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                    $     635,000           $    704,850
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                          $     864,000           $    857,520
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014#                                                      565,000                550,875
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                       913,000                891,316
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                     653,000                786,778
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,086,489
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                         $   1,515,000           $  1,651,350
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                      880,000                904,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,555,550
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                       $   1,145,000           $  1,182,212
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                              1,120,000              1,265,600
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                               1,075,000              1,155,625
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                                1,035,000              1,081,575
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                              EUR      575,000                610,417
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           $     775,000                782,750
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                890,000                847,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,925,904
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                               $     720,000           $    744,300
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                     900,000                939,375
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                     510,000                504,900
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                   1,740,000              1,907,475
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                        1,025,000              1,104,438
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                             935,000              1,028,500
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012#                                                               750,000                759,375
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          1,000,000              1,120,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                  520,000                533,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,641,363
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                                                       $   1,280,000           $  1,382,400
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                1,000,000              1,022,500
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                       1,000,000                715,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                              370,000                362,600
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                 140,000                153,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,635,800
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                              $   3,664,000           $  3,497,658
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                                    EUR      947,000           $  1,259,111
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, Inc., 5.625%, 2015                                               $     377,000                373,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,632,825
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 15.7%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                         CAD      400,000           $    341,969
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                   EUR    5,136,000              6,438,712
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                  EUR      494,000                841,105
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                      AUD    1,103,000                907,477
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                         CAD      722,000                644,415
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                          CAD      177,000                151,372
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                       NZD      829,000                591,253
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                     NZD    6,044,000              4,335,329
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2015                                                       NZD    1,534,000              1,069,637
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                       EUR    2,849,000              3,641,629
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                       EUR    2,814,000              3,570,705
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                                             NOK    3,105,000                577,104
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                EUR    3,065,328              4,045,020
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                             EUR    2,920,000              4,035,636
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                           EUR    2,112,000              2,737,040
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                             EUR    4,451,000              5,494,687
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                           EUR    3,684,000              4,678,771
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                              EUR      187,000                301,595
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                          EUR    4,603,000              5,819,603
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                           EUR       59,000                 80,033
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008                                                         GBP      411,000                737,728
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                      GBP    1,067,000              1,990,290
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                         GBP    1,583,000              3,642,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 56,673,594
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $     955,000           $  1,033,787
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                   562,000                635,060
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                           995,000              1,082,063
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                         795,000                858,600
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                          120,000                126,000
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                   990,000                962,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,698,285
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                       $     677,000           $    758,414
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013#                                                                        270,000                278,775
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            690,000                706,232
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,743,421
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                             $     150,000           $    153,750
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                115,000                121,613
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                        901,000                896,495
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                                 860,000                911,600
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                      627,000                689,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,773,158
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                                $  13,090,674           $ 13,249,564
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                             542,560                562,266
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                             5,982,896              6,113,502
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, TBA, 5.5%, 2033                                                                      2,591,000              2,603,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,529,287
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                               $     300,000           $    327,355
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 1,826,000              2,137,026
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                     570,000                578,550
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                1,090,000              1,156,762
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                     850,000                906,910
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                     1,250,000              1,363,980
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                1,940,000              2,114,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,585,183
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     $   1,398,000           $  1,562,265
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010                                            543,000                619,657
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                    675,000                722,250
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                                                            645,000                725,625
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                1,055,000              1,213,250
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                                       EUR      966,000              1,224,166
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              $     540,000                549,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,616,663
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011#                                                       $     298,000           $    298,238
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                           685,000                774,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,072,288
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 9.625%, 2012                                                                   $   1,530,000           $  1,652,400
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                 1,100,000              1,207,250
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   986,000              1,124,040
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014#                                              EUR      640,000                805,598
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          $   1,180,000              1,188,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,978,138
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012#                                                              $     520,000           $    556,400
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $     480,000           $    573,459
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                $     885,000           $    938,100
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                1,126,000              1,078,951
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                        475,000                471,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,488,489
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                 $   1,125,000           $  1,192,500
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                            $     744,000           $    848,160
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                                 675,000                712,125
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                            1,225,000                940,187
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     995,000              1,120,619
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 14%, 2009**                                                                 2,800,000                      0
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010#                                                             229,000                239,305
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         1,545,000              1,597,144
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  990,000              1,081,575
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                               1,045,000              1,112,925
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                      425,000                490,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,142,915
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                           $   1,069,000           $  1,095,725
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                      $     910,000           $    902,250
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                          3,750,000              3,736,601
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                         472,981                462,214
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       1,001,040              1,002,238
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       2,349,320              2,398,696
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                        900,000                891,625
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                         711,189                714,032
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,107,656
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                             $   3,000,000           $  3,018,399
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008##                                                               6,787,000              6,629,521
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010 TIPS                                                             715,303                687,138
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012 TIPS                                                                 852,072                918,307
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014 TIPS                                                               2,706,446              2,735,624
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015 TIPS                                                             924,517                903,931
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                  504,000                497,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,390,541
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015#                                                                         $   1,645,000           $  1,834,175
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012#                                                    1,685,000              1,895,625
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                            1,705,000              1,986,649
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                     1,500,000              1,685,625
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                            446,000                487,255
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                       679,000                829,220
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010#                                                               790,000                872,950
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 428,000                491,015
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,143,000              1,216,041
---------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                                 1,107,475              1,183,216
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                              785,000                816,400
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014#                                                                  670,000                690,100
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       1,746,000              1,868,220
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014#                                                                   1,585,000              1,664,250
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014#                                                                          1,380,000              1,345,330
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                     553,646                604,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,470,132
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $325,488,650)                                                                          $334,260,933
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Daewoo International Corp.                                                                           1,290           $     19,088
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0%
---------------------------------------------------------------------------------------------------------------------------------
Daewoo Engineering & Construction Co., Ltd.                                                          6,264           $     56,072
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & Services - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                   814           $     85,796
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                                1           $         35
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $332,200)                                                                             $    160,991
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $721,213)                                   13,755           $    573,721
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & Services - 0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                                                      809           $          0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                    2,725           $     73,657
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $74,529)                                                                    $     73,657
---------------------------------------------------------------------------------------------------------------------------------
                                                                      STRIKE     FIRST
WARRANTS - 0%                                                         PRICE      EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*                N/A        N/A             1,250,000           $          0
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*              $0.01      8/08/96               655                      0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                       $52.00     12/31/02                2                      2
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $--)                                                                                $          2
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost, $1,248,786)                       $   1,300,000           $  1,300,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3.3%, dated 7/29/05, due 8/01/05, total to be received $18,405,060
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  18,400,000           $ 18,400,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $346,265,378) ~                                                                  $354,769,304
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   4,925,905
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $359,695,209
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
** Non-income producing security - in default.
 ^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 # SEC Rule 144A restriction.
## All or a portion of the security has been segregated as collateral for an open futures contract.
 ~ As of July 31, 2005, the fund had five securities representing $104,884 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS = Treasury Inflation Protected Security.
TBA = To Be Announced.
N/A = Strike price and first exercise date have not been made available by issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD= Australian Dollar
      CAD= Canadian Dollar
      CHF= Swiss Franc
      DKK= Danish Krone
      EUR= Euro
      GBP= British Pound
      JPY= Japanese Yen
      NOK= Norwegian Krone
      NZD= New Zealand Dollar

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2005, are as follows:



---------------------------------------
United States                     63.9%
---------------------------------------
Russia                             3.7%
---------------------------------------
Mexico                             3.0%
---------------------------------------
Germany                            3.0%
---------------------------------------
United Kingdom                     2.4%
---------------------------------------
Spain                              2.3%
---------------------------------------
Ireland                            2.3%
---------------------------------------
Brazil                             2.2%
---------------------------------------
Netherlands                        2.0%
---------------------------------------
Other                             15.2%
---------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $348,424,469
                                                                ============
Gross unrealized appreciation                                   $ 11,314,538
Gross unrealized depreciation                                     (4,537,107)
                                                                ------------
Net unrealized appreciation (depreciation)                      $  6,777,431
                                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Forward Foreign Currency Exchange Contracts

                                                                                                        NET UNREALIZED
                                            CONTRACTS TO                                 CONTRACTS       APPRECIATION
SETTLEMENT DATE                            DELIVER/RECEIVE         IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
SALES
-----
     8/8/05                    AUD             1,340,000            $  1,005,000    $  1,015,838         $ (10,838)
 8/8/05-8/24/05                EUR            29,894,980              36,384,931      36,297,796            87,135
     9/6/05                    GBP             3,589,966               6,393,702       6,307,693            86,009
     8/8/05                    NZD             8,842,449               6,128,660       6,033,297            95,363
                                                                    ------------    ------------         ---------
                                                                    $ 49,912,293    $ 49,654,624         $ 257,669
                                                                    ============    ============         =========

PURCHASES
---------
     8/8/05                    AUD               126,569            $     94,880    $     95,950         $   1,070
     9/7/05                    CHF             2,283,904               1,831,812       1,778,436           (53,376)
     8/15/05                   DKK               167,499                  26,875          27,257               382
 8/8/05-8/24/05                EUR             2,003,299               2,448,126       2,431,872           (16,254)
     8/8/05                    JPY           154,778,400               1,400,000       1,379,596           (20,404)
     9/7/05                    NOK             7,791,314               1,176,936       1,203,532            26,596
                                                                    ------------    ------------         ---------
                                                                    $  6,978,629    $  6,916,643         $ (61,986)
                                                                    ============    ============         =========

At July 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $817,931 with Merrill Lynch International.

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                     Unrealized
                                                                    Appreciation
Description               Expiration     Contracts    Position    (Depreciation)
--------------------------------------------------------------------------------
U.S. 10-Yr. Treasury
  Notes                 September 2005     269          Short      $    568,414

At July 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------

By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.